                               LIBERTY ACORN FUND
                           LIBERTY ACORN INTERNATIONAL
                                LIBERTY ACORN USA
                              LIBERTY ACORN TWENTY
                           LIBERTY ACORN FOREIGN FORTY
                                 CLASS Z SHARES

                       SUPPLEMENT DATED DECEMBER 12, 2002
                         TO PROSPECTUS DATED MAY 1, 2002

Effective February 10, 2003, a redemption fee of 2% of redemption proceeds will be imposed on Class Z shares of Liberty Acorn International and Liberty Acorn Foreign Forty owned 60 days or less. The redemption fee will not apply to (i) shares purchased through reinvestment of dividends and distributions or (ii) exchanges into a fund distributed by Liberty Funds Distributor, Inc. that has a redemption fee.

Consequently, as of February 10, 2003, the following changes will be effective:

- Each of the tables entitled "Shareholder Fees" on pages 9 and 21 of the prospectus are deleted in their entirety and replaced with the following table:


SHAREHOLDER FEES(1) (PAID DIRECTLY FROM YOUR INVESTMENT)

Maximum sales charge (load) on purchases                                 None
Maximum deferred sales charge (load) on redemptions                      None
Redemption fee (%) (as a percentage of amount redeemed, if applicable)   2.00(2)

(1) A $10 annual fee is deducted from accounts of less than $1,000 and paid to the transfer agent.

(2) Charged only when selling or exchanging shares you have owned for 60 days or less, with certain exceptions. For more information about the redemption fee, see "Fund Policy on Trading of Fund Shares and Redemption Fees." There is also a $7.50 charge for wiring sale proceeds to your bank.

- The section entitled "How To Exchange Shares" on page 25 of the prospectus is deleted in its entirety and replaced with the following disclosure:

HOW TO EXCHANGE SHARES

Generally, you may exchange your Class Z or Class A shares of the Funds for shares of another Fund at no additional charge. However, if you exchange Class Z shares of either Liberty Acorn International or Liberty Acorn Foreign Forty that you have owned 60 days or less for Class Z shares of a fund distributed by Liberty Funds Distributor, Inc. that does not have a redemption fee (including Liberty Acorn Fund, Liberty Acorn USA and Liberty Acorn Twenty), the Fund will charge you a redemption fee of 2% of the redemption proceeds. Exchanges between Liberty Acorn International and Liberty Acorn Foreign Forty (or a fund distributed by Liberty Funds Distributor, Inc. that has a redemption fee) will not be subject to the 2% redemption fee. See "Fund Policy on Trading of Fund Shares and Redemption Fees" for more information. You also may exchange your Class Z shares of any Fund for Class Z shares or, if there are no Class Z shares, Class A shares of certain other funds distributed by Liberty Funds Distributor, Inc., at net asset value without a sales charge. Unless your account is part of a tax-deferred retirement plan, an exchange is a taxable event, and you may realize a gain or a loss for tax purposes. The Funds may terminate your exchange privilege if the advisor determines that your exchange activity is likely to adversely impact its ability to manage the Funds. To exchange by telephone, call 1-800-962-1585.

- The third row of the table entitled "Outlined below are the various options for selling shares" on page 26 of the prospectus is deleted in its entirety and replaced with the following disclosure:

By exchange       Other than as described under "Fund Policy on Trading of Fund
                  Shares and Redemption Fees," you or your financial advisor may sell shares by exchanging from a Fund into Class Z shares or Class A shares of another fund at no additional cost. To exchange by telephone, call 1-800-962-1585.

- The section entitled "Fund Policy on Trading of Fund Shares" on page 27 of the prospectus is deleted in its entirety and replaced with the following disclosure:

FUND POLICY ON TRADING OF FUND SHARES AND REDEMPTION FEES

The Funds do not permit short-term or excessive trading in their shares. Excessive purchases, redemptions or exchanges of Fund shares disrupt portfolio management and increase Fund expenses. In order to promote the best interests of the Funds, the Funds reserve the right to reject any purchase order or exchange request, particularly from market timers or investors who, in the advisor's opinion, have a pattern of short-term or excessive trading or whose trading has been or may be disruptive to the Funds. The Fund into which you would like to exchange also may reject your request.

In addition, if you redeem or exchange shares of Liberty Acorn International or Liberty Acorn Foreign Forty that you have owned 60 days or less, that Fund will charge you a redemption fee of 2% of the redemption proceeds. Liberty Acorn International and Liberty Acorn Foreign Forty will use the "first-in" "first-out" method to determine when shares were purchased. Shares purchased prior to February 10, 2003 will not be subject to the redemption fee. The redemption fee will be deducted from your redemption proceeds and retained by Liberty Acorn International or Liberty Acorn Foreign Forty to help cover transaction and tax costs that long-term investors may bear when either Fund realizes capital gains as a result of selling securities to meet investor redemptions. The redemption fee is not imposed on redemptions of shares purchased through reinvestment of dividends and distributions, or exchanges of shares for Class Z shares of a fund distributed by Liberty Funds Distributor, Inc. that has a redemption fee.

                           LIBERTY ACORN INTERNATIONAL
                                 CLASS Z SHARES

                       SUPPLEMENT DATED DECEMBER 12, 2002
                         TO PROSPECTUS DATED MAY 1, 2002

Effective February 10, 2003, a redemption fee of 2% of redemption proceeds will be imposed on Class Z shares of Liberty Acorn International owned 60 days or less. The redemption fee will not apply to (i) shares purchased through reinvestment of dividends and distributions or (ii) exchanges into a fund distributed by Liberty Funds Distributor, Inc. that has a redemption fee.

Consequently, as of February 10, 2003, the following changes will be effective:

- The table entitled "Shareholder Fees" on page 6 of the prospectus is deleted in its entirety and replaced with the following table:


SHAREHOLDER FEES(1) (PAID DIRECTLY FROM YOUR INVESTMENT)

Maximum sales charge (load) on purchases                                 None
Maximum deferred sales charge (load) on redemptions                      None
Redemption fee (%) (as a percentage of amount redeemed, if applicable)   2.00(2)

(1) A $10 annual fee is deducted from accounts of less than $1,000 and paid to the transfer agent.

(2) Charged only when selling or exchanging shares you have owned for 60 days or less, with certain exceptions. For more information about the redemption fee, see "Fund Policy on Trading of Fund Shares and Redemption Fees." There is also a $7.50 charge for wiring sale proceeds to your bank.

- The section entitled "How To Exchange Shares" on page 10 of the prospectus is deleted in its entirety and replaced with the following disclosure:

HOW TO EXCHANGE SHARES

Generally, you may exchange your Class Z or Class A shares of the Fund for shares of another fund at no additional charge. However, if you exchange Class Z shares of Liberty Acorn International that you have owned 60 days or less for Class Z shares of a fund distributed by Liberty Funds Distributor, Inc. that does not have a redemption fee (including Liberty Acorn Fund, Liberty Acorn USA and Liberty Acorn Twenty), the Fund will charge you a redemption fee of 2% of the redemption proceeds. Exchanges between Liberty Acorn International and Liberty Acorn Foreign Forty (or a fund distributed by Liberty Funds Distributor, Inc. that has a redemption fee) will not be subject to the 2% redemption fee. See "Fund Policy on Trading of Fund Shares and Redemption Fees" for more information. You also may exchange your Class Z shares of any Fund for Class Z shares or, if there are no Class Z shares, Class A shares of certain other funds distributed by Liberty Funds Distributor, Inc., at net asset value without a sales charge. Unless your account is part of a tax-deferred retirement plan, an exchange is a taxable event, and you may realize a gain or a loss for tax purposes. The Funds may terminate your exchange privilege if the advisor determines that your exchange activity is likely to adversely impact its ability to manage the Funds. To exchange by telephone, call 1-800-962-1585.

- The third row of the table entitled "Outlined below are the various options for selling shares" on page 11 of the prospectus is deleted in its entirety and replaced with the following disclosure:

By exchange        Other than as described under "Fund Policy on Trading of Fund
                   Shares and Redemption Fees," you or your financial advisor may sell shares by exchanging from the Fund into Class Z shares or Class A shares of another fund at no additional cost. To exchange by telephone, call 1-800-962-1585.

- The section entitled "Fund Policy on Trading of Fund Shares" on page 12 of the prospectus is deleted in its entirety and replaced with the following disclosure:

FUND POLICY ON TRADING OF FUND SHARES AND REDEMPTION FEES

The Fund does not permit short-term or excessive trading in its shares. Excessive purchases, redemptions or exchanges of Fund shares disrupt portfolio management and increase Fund expenses. In order to promote the best interests of the Fund, the Fund reserves the right to reject any purchase order or exchange request, particularly from market timers or investors who, in the advisor's opinion, have a pattern of short-term or excessive trading or whose trading has been or may be disruptive to the Fund. The Fund into which you would like to exchange also may reject your request.

In addition, if you redeem or exchange shares of the Fund that you have owned 60 days or less, that Fund will charge you a redemption fee of 2% of the redemption proceeds. The Fund will use the "first-in" "first-out" method to determine when shares were purchased. Shares purchased prior to February 10, 2003 will not be subject to the redemption fee. The redemption fee will be deducted from your redemption proceeds and retained by the Fund to help cover transaction and tax costs that long-term investors may bear when the Fund realizes capital gains as a result of selling securities to meet investor redemptions. The redemption fee is not imposed on redemptions of shares purchased through reinvestment of dividends and distributions, or exchanges of shares for Class Z shares of a fund distributed by Liberty Funds Distributor, Inc. that has a redemption fee.

                           LIBERTY ACORN INTERNATIONAL
                             CLASS A, B AND C SHARES

                       SUPPLEMENT DATED DECEMBER 12, 2002
                         TO PROSPECTUS DATED MAY 1, 2002

Effective February 10, 2003, a 2% sales charge will be applied to all purchases of Class A shares of Liberty Acorn International in the amounts of $500,000 or more. Purchases of Class A shares at net asset value will continue to be available to certain eligible individuals or plans noted in the Statement of Additional Information. In addition, also effective February 10, 2003, if you acquired Class A shares of Liberty Acorn International by exchange from another fund, you will not be permitted to exchange those shares into another fund for 30 days; however, you may redeem those shares at any time. An exchange order received prior to the expiration of the 30 day period will not be honored.

Consequently, as of February 10, 2003, the following changes will be effective:

- The table entitled "Class A Sales Charges" on page 8 of the prospectus is deleted in its entirety and replaced by the following table:


CLASS A SALES CHARGES

                                                             % OF OFFERING PRICE
                                 AS A % OF THE     AS A %        RETAINED BY
                                PUBLIC OFFERING    OF YOUR    FINANCIAL ADVISOR
AMOUNT OF PURCHASE                   PRICE       INVESTMENT         FIRM
Less than $50,000                     5.75          6.10            5.00
$50,000 to less than $100,000         4.50          4.71            3.75
$100,000 to less than $250,000        3.50          3.63            2.75
$250,000 to less than $500,000        2.50          2.56            2.00
$500,000 or more                      2.00          2.04            1.75

- The paragraph following the table entitled "Class A Sales Charges" relating to the payment of a 1.00% CDSC for certain sales within 18 months of purchase is deleted in its entirety.

- The text on the top of page 9 relating to commissions paid to financial advisors for Class A share purchases of $1 million or more is deleted in its entirety and replaced with the following disclosure:

For Class A share purchases by participants in certain group retirement plans offered through a fee-based program, financial advisors receive a 1.00% commission from the distributor on all purchases of less than $3 million. For purchases of $3 million to less than $5 million, $5 million to less than $25 million and for $25 million or more, the financial advisors receive from the distributor a commission of 0.80%, 0.50% and 0.25%, respectively.

- The section entitled "How To Exchange Shares" on page 13 of the prospectus is deleted in its entirety and replaced with the following disclosure:

HOW TO EXCHANGE SHARES

You may exchange your shares for shares of the same share class of another fund distributed by Liberty Funds Distributor, Inc. at net asset value. If your shares are subject to a CDSC, you will not be charged a CDSC upon the exchange. However, when you sell the shares acquired through the exchange, the shares sold may be subject to a CDSC, depending upon when you originally purchased the shares you are exchanging. For purposes of computing the CDSC, the length of time you have owned your shares will be computed from the date of your original purchase and the applicable CDSC will be the CDSC of the original fund. Shareholders of Liberty Acorn Funds that qualify to purchase Class A shares at net asset value may exchange their Class A shares for Class Z shares of another fund distributed by Liberty Funds Distributor, Inc. (see the Statement of Additional Information for a description of these situations). Unless your account is part of a tax-deferred retirement plan, an exchange is a taxable event, and you may realize a gain or a loss for tax purposes. The Fund may terminate your exchange privilege if the advisor determines that your exchange activity is likely to adversely impact its ability to manage the Fund. If you acquired Class A shares of Liberty Acorn International by exchange from another fund, you will not be permitted to exchange those shares into another fund for 30 days; however, you may redeem those shares at any time. An exchange order received prior to the expiration of the 30 day period will not be honored. To exchange by telephone, call 1-800-422-3737.

- The third row of the table entitled "Outlined below are the various options for selling shares" on page 14 of the prospectus is deleted in its entirety and replaced with the following disclosure:

By exchange          You or your financial advisor may sell shares by exchanging from the Fund into the same share class of another Liberty fund at no additional cost. If you have acquired Class A shares of Liberty Acorn International by exchange from another fund, you will not be permitted to exchange those shares into another fund for 30 days; however you may redeem those shares at any time. An exchange order received prior to the expiration of the 30 day period will not be honored. To exchange by telephone, call 1-800-422-3737.

- The section entitled "Fund Policy on Trading of Fund Shares" on page 14 of the prospectus is deleted in its entirety and replaced with the following disclosure:

FUND POLICY ON TRADING OF FUND SHARES

The Fund does not permit short-term or excessive trading in its shares. Excessive purchases, redemptions or exchanges of Fund shares disrupt portfolio management and increase Fund expenses. In order to promote the best interests of the Fund, the Fund reserves the right to reject any purchase order or exchange request, particularly from market timers or investors who, in the advisor's opinion, have a pattern of short-term or excessive trading or whose trading has been or may be disruptive to the Funds. The Fund into which you would like to exchange also may reject your request. If you acquired Class A shares of Liberty Acorn International by exchange from another fund, you will not be permitted to exchange those shares into another fund for 30 days; however, you may redeem those shares at any time. An exchange order received prior to the expiration of the 30 day period will not be honored.

                           LIBERTY ACORN FOREIGN FORTY

                                 CLASS Z SHARES

                       SUPPLEMENT DATED DECEMBER 12, 2002
                         TO PROSPECTUS DATED MAY 1, 2002

Effective February 10, 2003, a redemption fee of 2% of redemption proceeds will be imposed on Class Z shares of Liberty Acorn Foreign Forty owned 60 days or less. The redemption fee will not apply to (i) shares purchased through reinvestment of dividends and distributions or (ii) exchanges into a fund distributed by Liberty Funds Distributor, Inc. that has a redemption fee.

Consequently, as of February 10, 2003, the following changes will be effective:

- The table entitled "Shareholder Fees" on page 6 of the prospectus is deleted in its entirety and replaced with the following table:


SHAREHOLDER FEES(1) (PAID DIRECTLY FROM YOUR INVESTMENT)

Maximum sales charge (load) on purchases                                 None

Maximum deferred sales charge (load) on redemptions                      None

Redemption fee (%) (as a percentage of amount redeemed, if applicable)   2.00(2)

(1) A $10 annual fee is deducted from accounts of less than $1,000 and paid to the transfer agent.

(2) Charged only when selling or exchanging shares you have owned for 60 days or less, with certain exceptions. For more information about the redemption fee, see "Fund Policy on Trading of Fund Shares and Redemption Fees." There is also a $7.50 charge for wiring sale proceeds to your bank.

- The section entitled "How To Exchange Shares" on page 10 of the prospectus is deleted in its entirety and replaced with the following disclosure:

HOW TO EXCHANGE SHARES

Generally, you may exchange your Class Z or Class A shares of the Funds for shares of another Fund at no additional charge. However, if you exchange Class Z shares of Liberty Acorn Foreign Forty that you have owned 60 days or less for Class Z shares of a fund distributed by Liberty Funds Distributor, Inc. that does not have a redemption fee (including Liberty Acorn Fund, Liberty Acorn USA and Liberty Acorn Twenty), the Fund will charge you a redemption fee of 2% of the redemption proceeds. Exchanges between Liberty Acorn International and Liberty Acorn Foreign Forty (or a fund distributed by Liberty Funds Distributor, Inc. that has a redemption fee) will not be subject to the 2% redemption fee. See "Fund Policy on Trading of Fund Shares and Redemption Fees" for more information. You also may exchange your Class Z shares of any Fund for Class Z shares or, if there are no Class Z shares, Class A shares of certain other funds distributed by Liberty Funds Distributor, Inc., at net asset value without a sales charge. Unless your account is part of a tax-deferred retirement plan, an exchange is a taxable event, and you may realize a gain or a loss for tax purposes. The Funds may terminate your exchange privilege if the advisor determines that your exchange activity is likely to adversely impact its ability to manage the Funds. To exchange by telephone, call 1-800-962-1585.

- The third row of the table entitled "Outlined below are the various options for selling shares" on page 11 of the prospectus is deleted in its entirety and replaced with the following disclosure:

By exchange        Other than as described under "Fund Policy on Trading of Fund
                   Shares and Redemption Fees," you or your financial advisor may sell shares by exchanging from the Fund into Class Z shares or Class A shares of another fund at no additional cost. To exchange by telephone, call 1-800-962-1585.

- The section entitled "Fund Policy on Trading of Fund Shares" on page 12 of the prospectus is deleted in its entirety and replaced with the following disclosure:

FUND POLICY ON TRADING OF FUND SHARES AND REDEMPTION FEES

The Fund does not permit short-term or excessive trading in its shares. Excessive purchases, redemptions or exchanges of Fund shares disrupt portfolio management and increase Fund expenses. In order to promote the best interests of the Fund, the Fund reserves the right to reject any purchase order or exchange request, particularly from market timers or investors who, in the advisor's opinion, have a pattern of short-term or excessive trading or whose trading has been or may be disruptive to the Fund. The Fund into which you would like to exchange also may reject your request.

In addition, if you redeem or exchange shares of the Fund that you have owned 60 days or less, that Fund will charge you a redemption fee of 2% of the redemption proceeds. The Fund will use the "first-in" "first-out" method to determine when shares were purchased. Shares purchased prior to February 10, 2003 will not be subject to the redemption fee. The redemption fee will be deducted from your redemption proceeds and retained by the Fund to help cover transaction and tax costs that long-term investors may bear when the Fund realizes capital gains as a result of selling securities to meet investor redemptions. The redemption fee is not imposed on redemptions of shares purchased through reinvestment of dividends and distributions, or exchanges of shares for Class Z shares of a fund distributed by Liberty Funds Distributor, Inc. that has a redemption fee.

                           LIBERTY ACORN FOREIGN FORTY
                             CLASS A, B AND C SHARES

                       SUPPLEMENT DATED DECEMBER 12, 2002
                         TO PROSPECTUS DATED MAY 1, 2002

Effective February 10, 2003, a 2% sales charge will be applied to all purchases of Class A shares of Liberty Acorn Foreign Forty in the amounts of $500,000 or more. Purchases of Class A shares at net asset value will continue to be available to certain eligible individuals or plans noted in the Statement of Additional Information. In addition, also effective February 10, 2003, if you acquired Class A shares of Liberty Acorn International by exchange from another fund, you will not be permitted to exchange those shares into another fund for 30 days; however, you may redeem those shares at any time. An exchange order received prior to the expiration of the 30 day period will not be honored.

Consequently, as of February 10, 2003, the following changes will be effective:

- The table entitled "Class A Sales Charges" on page 8 of the prospectus is deleted in its entirety and replaced by the following table:


CLASS A SALES CHARGES

                                                                   % OF OFFERING
                                                                       PRICE
                                     AS A % OF THE     AS A %       RETAINED BY
                                        PUBLIC         OF YOUR       FINANCIAL
AMOUNT OF PURCHASE                  OFFERING PRICE   INVESTMENT    ADVISOR FIRM
Less than $50,000                        5.75           6.10           5.00
$50,000 to less than $100,000            4.50           4.71           3.75
$100,000 to less than $250,000           3.50           3.63           2.75
$250,000 to less than $500,000           2.50           2.56           2.00
$500,000 or more                         2.00           2.04           1.75

- The paragraph following the table entitled "Class A Sales Charges" relating to the payment of a 1.00% CDSC for certain sales within 18 months of purchase is deleted in its entirety.

- The text on the top of page 9 relating to commissions paid to financial advisors for Class A share purchases of $1 million or more is deleted in its entirety and replaced with the following disclosure:

For Class A share purchases by participants in certain group retirement plans offered through a fee-based program, financial advisors receive a 1.00% commission from the distributor on all purchases of less than $3 million. For purchases of $3 million to less than $5 million, $5 million to less than $25 million and for $25 million or more, the financial advisors receive from the distributor a commission of 0.80%, 0.50% and 0.25%, respectively.

- The section entitled "How To Exchange Shares" on page 12 of the prospectus is deleted in its entirety and replaced with the following disclosure:

HOW TO EXCHANGE SHARES

You may exchange your shares for shares of the same share class of another fund distributed by Liberty Funds Distributor, Inc. at net asset value. If your shares are subject to a CDSC, you will not be charged a CDSC upon the exchange. However, when you sell the shares acquired through the exchange, the shares sold may be subject to a CDSC, depending upon when you originally purchased the shares you are exchanging. For purposes of computing the CDSC, the length of time you have owned your shares will be computed from the date of your original purchase and the applicable CDSC will be the CDSC of the original fund. Shareholders of Liberty Acorn Funds that qualify to purchase Class A shares at net asset value may exchange their Class A shares for Class Z shares of another fund distributed by Liberty Funds Distributor, Inc. (see the Statement of Additional Information for a description of these situations). Unless your account is part of a tax-deferred retirement plan, an exchange is a taxable event, and you may realize a gain or a loss for tax purposes. The Fund may terminate your exchange privilege if the advisor determines that your exchange activity is likely to adversely impact its ability to manage the Fund. If you acquired Class A shares of Liberty Acorn Foreign Forty by exchange from another fund, you will not be permitted to exchange those shares into another fund for 30 days; however, you may redeem those shares at any time. An exchange order received prior to the expiration of the 30 day period will not be honored. To exchange by telephone, call 1-800-422-3737.

- The third row of the table entitled "Outlined below are the various options for selling shares" on page 13 of the prospectus is deleted in its entirety and replaced with the following disclosure:

By exchange          You or your financial advisor may sell shares by exchanging from the Fund into the same share class of another Liberty fund at no additional cost. If you have acquired Class A shares of Liberty Acorn Foreign Forty by exchange from another fund you will not be permitted to exchange those shares into another fund for 30 days; however you may redeem those shares at any time. An exchange order received prior to the expiration of the 30 day period will not be honored. To exchange by telephone, call 1-800-422-3737.

- The section entitled "Fund Policy on Trading of Fund Shares" on page 13 of the prospectus is deleted in its entirety and replaced with the following disclosure:

FUND POLICY ON TRADING OF FUND SHARES

The Fund does not permit short-term or excessive trading in its shares. Excessive purchases, redemptions or exchanges of Fund shares disrupt portfolio management and increase Fund expenses. In order to promote the best interests of the Fund, the Fund reserves the right to reject any purchase order or exchange request, particularly from market timers or investors who, in the advisor's opinion, have a pattern of short-term or excessive trading or whose trading has been or may be disruptive to the Funds. The Fund into which you would like to exchange also may reject your request. If you acquired Class A shares of Liberty Acorn Foreign Forty by exchange from another fund, you will not be permitted to exchange those shares into another fund for 30 days; however, you may redeem those shares at any time. An exchange order received prior to the expiration of the 30 day period will not be honored.

                               LIBERTY ACORN FUND
                           LIBERTY ACORN INTERNATIONAL
                                LIBERTY ACORN USA
                              LIBERTY ACORN TWENTY
                           LIBERTY ACORN FOREIGN FORTY

                       SUPPLEMENT DATED DECEMBER 12, 2002
            TO STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 2002

Effective February 10, 2003, a redemption fee of 2% of redemption proceeds will be imposed on Class Z shares of Liberty Acorn International and Liberty Acorn Foreign Forty owned 60 days or less. The redemption fee will not apply to (i) shares purchased through reinvestment of dividends and distributions or (ii) exchanges into a fund distributed by Liberty Funds Distributor, Inc. ("LFD") that has a redemption fee.

In addition, effective February 10, 2003, a 2% sales charge will be applied to all purchases of Class A shares of Liberty Acorn International and Liberty Acorn Foreign Forty in the amounts of $500,000 or more. Purchases of Class A shares at net asset value will continue to be available to certain eligible individuals and plans. In addition, also effective February 10, 2003, if you have acquired Class A shares of either Liberty Acorn International or Liberty Acorn Foreign Forty by exchange from another fund, you will not be permitted to exchange those shares into another fund for 30 days; however, you may redeem those shares at any time.

Consequently, as of February 10, 2003, the following changes will be effective:

- The third paragraph of the section entitled "12b-1 Plan, Contingent Deferred Sales Charges and Conversion of Shares" on page 48 of the Statement of Additional Information is deleted in its entirety and replaced by the following paragraph:

Class A shares are offered at net asset value plus varying sales charges. Class B shares are offered at net asset value and are subject to a CDSC if redeemed within six years after purchase. Class C shares are offered at net asset value and are subject to a 1.00% CDSC on redemptions within one year after purchase. Class D shares are offered at net asset value plus an initial sales charge of 1% and are subject to a 1.00% CDSC on redemptions within one year after purchase. The CDSCs are described in the Prospectus. Class Z shares are offered at net asset value and are not subject to a CDSC. However, generally, if you redeem or exchange Class Z shares of Liberty Acorn International or Liberty Acorn Foreign Forty that you have owned 60 days or less, that Fund will charge you a redemption fee of 2% of the redemption proceeds. See "How to Sell Shares" for more information on redemption fees.

- The second paragraph under the section entitled "How to Sell Shares" on page 54 is deleted in its entirety and replaced by the following paragraphs:

To sell shares directly to the Funds, send a signed letter of instruction or stock power form to LFS, along with any certificates for shares to be sold. The sale price is the net asset value (less any applicable contingent deferred sales charge or redemption fee) next calculated after the Funds receive the request in proper form. If you redeem or exchange Class Z shares of Liberty

Acorn International or Liberty Acorn Foreign Forty that you have owned 60 days or less, that Fund generally will charge you a redemption fee of 2% of the redemption proceeds. Liberty Acorn International and Liberty Acorn Foreign Forty will use the "first-in" "first-out" method to determine when shares were purchased. Shares purchased prior to February 10, 2003 will not be subject to the redemption fee. The redemption fee will be deducted from your redemption proceeds and retained by the Fund to help cover transaction and tax costs that long-term investors may bear when the Fund realizes capital gains as a result of selling securities to meet investor redemptions. The redemption fee is not imposed on redemptions of shares purchased through reinvestment of dividends and distributions, or exchanges of shares for Class Z shares of a fund distributed by LFD that has a redemption fee.

Signatures on some redemption requests must be guaranteed by a bank, a member firm of a national stock exchange or another eligible guarantor institution, as described in the prospectus. Stock power forms are available from FSFs, LFS, and many banks. Additional documentation is required for sales by corporations, agents, fiduciaries, surviving joint owners and IRA holders. Call LFS for more information 1-800-345-6611.

- The first paragraph under the section entitled "How To Exchange Shares" on page 56 of the Statement of Additional Information is deleted in its entirety and replaced with the following two paragraphs:

Exchanges at net asset value may be made at any time from any other continuously offered fund distributed by LFD into shares of the same class of a Fund (with certain exceptions). The Class A and B shares of the Funds may be exchanged for the same class of shares of any other continuously offered funds distributed by LFD (with certain exceptions) on the basis of the NAVs per share at the time of exchange and only once per twelve-month period measured from the time the account was opened. The Class C and D shares of the Funds may be exchanged for the same class of shares of any other continuously offered funds distributed by LFD but only one "roundtrip" exchange of such Class may be made per three-month period, measured from the date of the initial purchase. The Class Z shares of the Funds may be exchanged for the Class A or Class Z shares of any other fund distributed by LFD (with certain exceptions). If you have acquired Class A shares of Liberty Acorn International or Liberty Acorn Foreign Forty by exchange, you will not be permitted to exchange those shares into another fund for 30 days; however, you may redeem those shares at any time. An exchange order received prior to the expiration of the 30 day period will not be honored. The prospectus of each fund distributed by LFD describes its investment objective and policies, and shareholders should obtain a prospectus and consider these objectives and policies carefully before requesting an exchange. Shares of certain funds distributed by LFD are not available to residents of all states. Consult LFS before requesting an exchange.

If you redeem or exchange Class Z shares of Liberty Acorn International or Liberty Acorn Foreign Forty that you have owned 60 days or less, that Fund will charge you a redemption fee of 2% of the redemption proceeds. Liberty Acorn International and Liberty Acorn Foreign Forty will use the "first-in" "first-out" method to determine when shares were purchased. The redemption fee will be deducted from your redemption proceeds and retained by the Fund to help cover transaction and tax costs that long-term investors may bear when the Fund realizes capital gains as a result of selling securities to meet investor redemptions. The redemption fee is not imposed on redemptions of shares purchased through reinvestment of dividends and distributions, or exchanges of shares for Class Z shares of a fund distributed by LFD that has a redemption fee.